BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ (75)
Unamortized financing fees, end of year	(60)	$ (75)
Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	(76)	(72)	$ (74)
Additional financing fees	(15)	(21)	(16)
Amortization of financing fees	12	12	14
Foreign exchange translation and other	10	5	4
Unamortized financing fees, end of year	$ (69)	$ (76)	$ (72)